RESTRICTED NET ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RESTRICTED NET ASSETS
Restricted net assets	$ 1,483,016
Dividends received	26,958	$ 34,667
Dividend withholding tax	$ 2,995	$ 3,852